Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated October 25, 2024 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”) for the
iShares MSCI Global Silver and Metals Miners ETF (SLVP) (the “Fund”)
The following changes for the Fund are expected to take effect on or around November 26, 2024:
Change to the Fund’s “Principal Investment Strategies”
In the section entitled “Principal Investment Strategies” on page S‑2 of the Summary Prospectus and Prospectus, the first paragraph and the first sentence of the second paragraph are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI ACWI Select Silver Miners Investable Market Index (IMI) (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) to focus on approximately 25 companies in developed and emerging markets that are involved in silver mining or exploration.
MSCI begins with the MSCI ACWI Investable Market Index (IMI), which captures large-, mid‑ and small-capitalization exposure across developed and emerging markets and selects securities of companies primarily mining silver. Companies that are not involved in silver mining are excluded. As necessary to reach the target constituent count of 25, companies in the gold and precious metals and minerals sub‑industries (under the Global Industry Classification Standard) in the MSCI ACWI IMI are selected in the following order:
•	Those that generate at least 25% of their revenue from silver mining;
•	Those that are involved in silver mining exploration; and
•	Those that generate some revenue (but less than 25%) from silver mining.
If necessary to reach 25 constituents, MSCI selects companies from the MSCI World Micro Cap Index, starting with those that primarily mine silver and then moving to the other eligible categories noted above.
The Underlying Index is a free float-adjusted market capitalization-weighted index. Any gold company that is a constituent is included at 5% of its free float market capitalization. A capping methodology limits all issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index, and all issuers with a weight above 5% do not, in the aggregate, exceed 50% of the Underlying Index. A buffer of 10% is applied to these limits at the time of rebalancing. The Underlying Index is reviewed quarterly.
The constituents of the Underlying Index may change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Global Silver and Metals Miners ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated October 25, 2024 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”) for the
iShares MSCI Global Silver and Metals Miners ETF (SLVP) (the “Fund”)
The following changes for the Fund are expected to take effect on or around November 26, 2024:
Change to the Fund’s “Principal Investment Strategies”
In the section entitled “Principal Investment Strategies” on page S‑2 of the Summary Prospectus and Prospectus, the first paragraph and the first sentence of the second paragraph are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI ACWI Select Silver Miners Investable Market Index (IMI) (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) to focus on approximately 25 companies in developed and emerging markets that are involved in silver mining or exploration.
MSCI begins with the MSCI ACWI Investable Market Index (IMI), which captures large-, mid‑ and small-capitalization exposure across developed and emerging markets and selects securities of companies primarily mining silver. Companies that are not involved in silver mining are excluded. As necessary to reach the target constituent count of 25, companies in the gold and precious metals and minerals sub‑industries (under the Global Industry Classification Standard) in the MSCI ACWI IMI are selected in the following order:
•	Those that generate at least 25% of their revenue from silver mining;
•	Those that are involved in silver mining exploration; and
•	Those that generate some revenue (but less than 25%) from silver mining.
If necessary to reach 25 constituents, MSCI selects companies from the MSCI World Micro Cap Index, starting with those that primarily mine silver and then moving to the other eligible categories noted above.
The Underlying Index is a free float-adjusted market capitalization-weighted index. Any gold company that is a constituent is included at 5% of its free float market capitalization. A capping methodology limits all issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index, and all issuers with a weight above 5% do not, in the aggregate, exceed 50% of the Underlying Index. A buffer of 10% is applied to these limits at the time of rebalancing. The Underlying Index is reviewed quarterly.
The constituents of the Underlying Index may change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.